Income Tax (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax
Net operating loss carryforwards	$ 1,342,000
Net operating loss carryforwards expiration dates	Expires commencing 2025 through the year 2027.
Deferred tax asset tax loss carryforwards	$ 450,000	$ 450,000